Principal activities, organization and basis of presentation (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Variable Interest Entities, Assets and Liabilities [Table Text Block]
	December 31,
	2011	2012	2012
	RMB’000	RMB’000	US$’000
Current assets	21,465	56,551	9,077
Non-current assets	25,364	42,799	6,870
Total assets	46,829	99,350	15,947

Current liabilities	2,457	5,800	931
Total liabilities	2,457	5,800	931

Schedule of Variable Interest Entities, Financial Performance & Cash Flow [Table Text Block]
	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000

Net revenues	23,169	31,374	42,714	6,856

Net income /(loss)	(1,864)	2,344	(6,608)	(1,061)
Net cash used in operating activities	(5,409)	(3,540)	(6,181)	(992)
Net cash provided by/(used in) investing activities	5,424	(16,424)	(53,811)	(8,637)
Net cash provided by financing activities	-	-	-	-